Earnings (Loss) Per Common Share from Continuing Operations	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Common Share from Continuing Operations
Note 8 – Earnings (Loss) Per Common Share from Continuing Operations

	Years Ended December 31,
	2013	2012	2011
	(Dollars in millions, except per-share amounts; shares in thousands)
Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$441	$723	$803
Basic weighted-average shares	682,948	619,792	588,553
Effect of dilutive securities:
Nonvested restricted stock units	1,995	2,694	4,332
Stock options	2,149	2,608	3,374
Convertible debentures	93	392	1,916
Diluted weighted-average shares	687,185	625,486	598,175
Earnings (loss) per common share from continuing operations:
Basic	$.65	$1.17	$1.36
Diluted	$.64	$1.15	$1.34

Beginning in 2012, we have nonvested service-based restricted stock units that contain a nonforfeitable right to dividends during the vesting period and are considered participating securities. Dividends associated with these participating securities were $2 million and $1 million for 2013 and 2012, respectively, and have been subtracted from Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share in the calculation of earnings (loss) per common share.